Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022		Mar. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss from operations before income taxes	$ (13,283,887)	$ (6,217,566)	[1]	$ (3,378,501)	[1]
Adjustments to reconcile net loss to net cash used in operating activities:
Share option charge	1,286,128	1,737,876		550,138
Warrant charge	28,963	61,721		83,006
Forfeiture of options	(12,412)	(19,149)		(5,751)
Depreciation of fixed assets	3,797	2,331		1,510
Amortization of right of use asset				11,601
(Gain)/Loss on foreign exchange	51,192	(9,230)		4,056
Expenses settled in shares	86,028
Impairment of loan to West African Minerals Ltd				11,171
Gain on disposal of right of use asset		(179)		(818)
Net decrease/(increase) in related party receivables		27,376		(3,862)
Net increase/(decrease) in related party payables	814,319	48,900		(46,311)
Net (increase)/decrease in operating assets/other receivables	167,718	(802,154)		208,931
Net (decrease)/increase in trade and other payables	2,963,759	(297,991)		886,093
Cash inflow from taxation	199,153			78,540
Net cash used in operating activities	(7,695,242)	(5,468,065)		(1,600,198)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(5,916)	(1,669)		(6,943)
Loan to West African Minerals Ltd				(11,171)
Net cash used in investing activities	(5,916)	(1,669)		(18,114)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares	7,323,354			230,019
Proceeds from issuance of convertible loan notes				7,593,380
Processed from options exercised				15,870
Processed from warrants exercised		2,153,270
Loan from related party	2,000,000
Repayment of leasing liabilities				(12,331)
Net cash provided by financing activities	9,323,354	2,153,270		7,826,938
Net (decrease)/increase in cash and cash equivalents	1,622,196	(3,316,464)		6,208,627
Cash and cash equivalent, beginning of period	2,700,724	6,889,329		235,485
Exchange difference	(277,539)	(872,141)		445,217
Cash and cash equivalent, end of period	$ 4,045,381	$ 2,700,724		$ 6,889,329

[1]	Refer to Note 2A and 18A